per share amounts (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,488	1,451
Effect of dilutive securities - Restricted share units	5	6
Diluted total weighted average number of Common Shares outstanding	1,493	1,457
Restricted share units
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0
TELUS Corporation share options
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	1	1